Transactions with Related Parties - Private Placement - Rights Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		8 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Aug. 31, 2017	Aug. 29, 2017	Oct. 04, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Proceeds From Issuance Of Common Stock	$ 0	$ 504,419
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred Stock, Voting Rights	100.000 votes
Private Placement
Related Party Transaction [Line Items]
Price per share				$ 2.75
Proceeds From Issuance Of Common Stock				$ 100,000
Number of shares issued				36,363,636
Loss on Private Placement						$ (7,600)
Share price						$ 2.05
Rights Offering
Related Party Transaction [Line Items]
Price per share			$ 2.75
Aggregate consideration			$ 100,000
Backstop Agreement
Related Party Transaction [Line Items]
Price per share					$ 2.75
Number of shares issued					36,363,636
SPII Holdings Inc. | Private Placement
Related Party Transaction [Line Items]
Number of shares issued				12,000,000
Sierra Investments Inc. | Private Placement
Related Party Transaction [Line Items]
Number of shares issued				9,818,182
Sierra Investments Inc. | Private Placement | Revolving Facility
Related Party Transaction [Line Items]
Amount converted				$ 27,000
Sierra Investments Inc. | Backstop Agreement
Related Party Transaction [Line Items]
Number of shares issued					36,057,876
Sierra Investments Inc. | Backstop Agreement | Revolving Facility
Related Party Transaction [Line Items]
Amount converted					$ 99,159
Mountain Investments Inc. | Private Placement
Related Party Transaction [Line Items]
Number of shares issued				14,545,454
Heidmar Holdings LLC | Private Placement
Related Party Transaction [Line Items]
Ownership percentage				49.00%
Shipping Pool Investors Inc. | Private Placement
Related Party Transaction [Line Items]
Ownership percentage				100.00%
Sifnos Shareholders Inc. | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Stockholders' Contribution						$ 2,805